Average Annual Total Returns - NVIT J P Morgan US Equity Fund	Class II Shares 1 Year	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Y Shares 1 Year	Class Y Shares Since Fund Inception	Class Y Shares Fund Inception Date	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) Since Fund Inception
Total	25.99%	30.56%	Oct. 04, 2019	26.52%	31.19%	Oct. 04, 2019	18.40%	24.89%